Dividends (Tables)	12 Months Ended
Dec. 31, 2021
Dividends
Schedule of dividends

	2021	2020	2019
	€	€	€
Dividend paid	18,730,378	40,616,470	25,860,340
	18,730,378	40,616,470	25,860,340